January 31, 2008

AMM FUNDS

TICKER SYMBOL FAVLX

FALLEN ANGELS VALUE FUND

Objective

The Fund seeks long-term capital appreciation.

Strategy

The Fund invests primarily in the equity securities of companies who, in the opinion of American Money Management (AMM), appear to be undervalued at current market prices but have significant appreciation potential and favorable long-term growth prospects.  The Fund researches  each company’s potential evaluating growth and trends in earnings and revenue, return on equity, free cash flow, management talent, industry position, and valuation multiples.  The Fund monitors each holding and adjusts the portfolio as necessary to reflect changes in each company’s fundamentals and valuation.

General Fund Information

Ticker Symbol

FAVLX

Net Asset Value / Share

$9.57

Dividends & Capital Gains

Paid Annually

Type

No-load fund (no sales charges)

Fund Inception

September 2006

Investment Managers

Gabriel Wisdom, Managing Director, American Money Management, LLC

Michael Moore, Chief Investment Officer, American Money Management, LLC

Asset allocation

Portfolio characteristics

Number of  Stocks

    45

Morningstar Category

    Large Blend

Ten largest holdings *

Berkshire Hathaway, Inc Class A

4.19%

General Electric Co.

3.45%

IShares MSCI Japan Index

3.27%

IShares Dow Jones US Pharmaceuticals

2.63%

Wellpoint, Inc

2.41%

Loews Corp

2.39%

Manulife Financial Corp

2.32%

Oracle Corp

2.11%

IShares MSCI Taiwan Index

1.97%

Chesapeake Energy Corp

1.91%

Sector diversification

Energy

2.89%

Materials

4.51%

Industrials

11.28%

Consumer Discretionary

4.59%

Consumer Staples

2.00%

Healthcare

7.86%

Financials

16.19%

Information Technology

9.59%

Telecommunication Services

———

Utilities

———

International

5.21%

*The top ten holdings and other portfolio characteristic information are presented to illustrate examples of the securities that the Fund has bought, the diversity of areas in which the Fund may invest, and may not be representative of the Fund's current or future investments.  The top ten holdings do not include money market instruments.  The information presented is as of the date shown above, does not reflect the entire investment portfolio of the Fund, and may change at any time.  Percentages are based on the total market value of the Fund's portfolio.

     Investors should carefully consider the Fund’s investment objectives, risks and expenses before investing.    A prospectus containing this and other important information is available on-line at www.FallenAngelsFunds.com or by calling 888-999-1395.  Please read the prospectus carefully before investing.